MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.2 -  Schedule 2

Rating Agency Grades

Run Date - 4/15/2026 2:20:31 PM

LOAN INFORMATION						INITIAL CREDIT LOAN GRADES						INITIAL COMPLIANCE LOAN GRADES						INITIAL PROPERTY LOAN GRADES						INITIAL OVERALL LOAN GRADES						FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
[Redact]	10178798	[Redact]				A	A	A	A	A								A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
[Redact]	10178749	[Redact]				A	A	A	A	A								A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
[Redact]	10178878	[Redact]				C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
[Redact]	10178829	[Redact]				C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
[Redact]	10178880	[Redact]				B	B	B	B	B								A	A	A	A	A		B	B	B	B	B		B	B	B	B	B		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		B	B	B	B	B
[Redact]	10178864	[Redact]				B	B	B	B	B								A	A	A	A	A		B	B	B	B	B		B	B	B	B	B		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		B	B	B	B	B